Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenues
Gross Profit
Operating expenses:
Marketing expenses	100	131	284	381	457
Stock based compensation	37,500		75,000
Research and development	219,159	154,683	367,002	383,025	657,657	734,014
General and administrative	317,250	377,981	652,981	758,625	1,489,151	1,274,203
Total operating expenses	574,009	532,795	1,095,267	1,142,031	2,147,265	2,008,217
Loss from operations	(574,009)	(532,795)	(1,095,267)	(1,142,031)	(2,147,265)	(2,008,217)
Other expense:
Impairment of assets						536,047
Modification of warrants	(208,556)		(224,362)
Interest expense	491		1,630	31	438	30,867
Interest expense - debt discount	297,141	108,597	1,088,849	160,854	646,302	368,205
Interest expense - original issuance costs	60,039	24,933	102,776	41,455	135,812	61,283
Total other expense	149,115	133,530	968,893	202,340	782,552	996,402
Loss before income taxes	(723,124)	(666,325)	(2,064,160)	(1,344,371)	(2,929,817)	(3,004,619)
Income taxes
Net loss	$ (723,124)	$ (666,325)	$ (2,064,160)	$ (1,344,371)	$ (2,929,817)	$ (3,004,619)
Net loss per share, basic	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.04)	$ (0.08)	$ (0.08)
Net loss per share, diluted	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.04)	$ (0.08)	$ (0.08)
Weighted average number of shares outstanding
Weighted average number of shares outstanding, basic	43,331,086	37,295,813	40,911,801	37,295,813	37,396,591	36,396,594
Weighted average number of shares outstanding, diluted	43,331,086	37,295,813	40,911,801	37,295,813	37,396,591	36,396,594